Risk Administration (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	$ 1,776,770,351	$ 1,745,760,762
Hedgin derivative	15,912,734	15,266,522
Total	1,792,683,085	1,761,027,284
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	45,888,520	63,100,678
Hedgin derivative	2,011,856	1,896,948
Total	47,900,376	64,997,626
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	146,236,113	77,904,928
Hedgin derivative	2,833,330	1,869,494
Total	149,069,443	79,774,422
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	200,712,558	220,444,050
Hedgin derivative	5,526,492	5,742,758
Total	206,239,050	226,186,808
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	175,293,184	245,123,698
Hedgin derivative	5,541,056	5,757,322
Total	180,834,240	250,881,020
Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,208,639,976	1,139,187,408
Hedgin derivative
Total	1,208,639,976	1,139,187,408
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	240,244,792	248,699,981
Bank Borrowings [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	27,660,050	18,446,613
Bank Borrowings [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	22,865,553	15,884,136
Bank Borrowings [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	80,529,312	39,244,074
Bank Borrowings [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	104,271,082	168,351,944
Bank Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	4,918,795	6,773,214
Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,465,023,465	1,402,646,846
Bond Payable [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	15,010,590	13,599,586
Bond Payable [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	103,735,572	43,987,484
Bond Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	106,227,041	168,542,146
Bond Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	62,491,195	70,621,982
Bond Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,177,559,067	1,105,895,648
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	59,729,635	54,002,314
Lease liabilities [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	3,217,880	2,417,780
Lease liabilities [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	7,862,529	6,258,386
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	13,956,205	12,657,830
Lease liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	8,530,907	6,149,772
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	26,162,114	26,518,546
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,772,459	11,774,922
Deposits For Return Of Bottles And Containers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Deposits For Return Of Bottles And Containers [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,772,459	11,774,922
Deposits For Return Of Bottles And Containers [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Deposits For Return Of Bottles And Containers [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Deposits For Return Of Bottles And Containers [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Derivatives Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	652,079	468,541
Derivatives Not Designated As Hedges [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	652,079	468,541
Derivatives Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	15,260,655	14,797,981
Derivatives Designated As Hedges [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	1,359,777	1,428,407
Derivatives Designated As Hedges [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	2,833,330	1,869,494
Derivatives Designated As Hedges [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	5,526,492	5,742,758
Derivatives Designated As Hedges [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	5,541,056	5,757,322
Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative		28,636,699
Put Option Liability [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative		28,636,699
Put Option Liability [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Put Option Liability [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Put Option Liability [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Put Option Liability [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,426,348,336	1,369,592,077
Hedgin derivative	13,319,256	13,009,729
Total	1,439,667,592	1,382,601,806
Financial liabilities at amortised cost, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	207,904,935	198,569,040
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,157,437,074	1,089,489,347
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	49,233,868	41,204,099
Financial liabilities at amortised cost, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,772,459	11,774,922
Financial liabilities at amortised cost, category [member] | Derivatives Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	652,079	468,541
Financial liabilities at amortised cost, category [member] | Derivatives Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	$ 12,667,177	12,541,188
Financial liabilities at amortised cost, category [member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative		$ 28,554,669